UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22260

RMR REAL ESTATE INCOME FUND
(Exact name of registrant as specified in charter)

Two Newton Place, 255 Washington Street, Suite 300 Newton, Massachusetts		02458
(Address of principal executive offices)		(Zip code)

Fernando Diaz, President RMR Real Estate Income Fund Two Newton Place, 255 Washington Street, Suite 300 Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Mark Berman

State Street Bank and Trust Company

1 Iron Street, 10th Floor

Boston, Massachusetts 02210

Karen Jacoppo-Wood, Esq.

State Street Bank and Trust Company

2 Copley Place, 3th Floor

Boston, Massachusetts 02116

Registrant’s telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

RMR REAL ESTATE INCOME FUND

Portfolio of Investments  —  March 31, 2015 (unaudited)

Company	Shares	Value
COMMON STOCKS — 96.0%
REAL ESTATE INVESTMENT TRUSTS — 93.1%
APARTMENTS — 16.2%
American Campus Communities, Inc. (a)	25,900	$1,110,333
Apartment Investment & Management Co. (a)	28,745	1,131,403
Associated Estates Realty Corp. (a)	226,231	5,583,381
AvalonBay Communities, Inc. (a)	26,875	4,682,969
Bluerock Residential Growth REIT, Inc.	200,000	2,666,000
Camden Property Trust	5,000	390,650
Campus Crest Communities, Inc.	33,628	240,777
Equity Residential (a)	74,000	5,761,640
Essex Property Trust, Inc. (a)	10,500	2,413,950
Home Properties, Inc. (a)(b)	11,800	817,622
Independence Realty Trust, Inc.	390,709	3,707,828
Mid-America Apartment Communities, Inc. (a)	18,000	1,390,860
Post Properties, Inc. (a)	14,600	831,178
UDR, Inc. (a)	39,000	1,327,170
		32,055,761
DIVERSIFIED — 10.2%
Digital Realty Trust, Inc. (a)	36,000	2,374,560
DuPont Fabros Technology, Inc. (a)	20,500	669,940
EPR Properties (a)	97,950	5,879,939
Investors Real Estate Trust	62,810	471,075
Lexington Realty Trust (a)	339,058	3,332,940
NorthStar Realty Finance Corp.	10,000	181,200
One Liberty Properties, Inc.	11,391	278,168
Vornado Realty Trust (a)(b)	47,835	5,357,520
Washington Real Estate Investment Trust	28,000	773,640
Whitestone REIT	58,502	929,012
		20,247,994
FREE STANDING — 5.2%
American Realty Capital Properties, Inc.	218,716	2,154,352
Getty Realty Corp. (a)	22,000	400,400
National Retail Properties, Inc. (a)(b)	126,000	5,162,220
Realty Income Corp. (a)	51,900	2,678,040
		10,395,012
HEALTH CARE — 16.5%
HCP, Inc. (a)(b)	126,530	5,467,361
Health Care REIT, Inc. (a)(b)	29,200	2,258,912
Healthcare Realty Trust, Inc. (a)	40,300	1,119,534
LTC Properties, Inc. (a)	58,897	2,709,262
Medical Properties Trust, Inc. (a)	352,320	5,193,197
National Health Investors, Inc. (a)	58,958	4,186,607
Omega Healthcare Investors, Inc. (a)	23,898	969,542
Physicians Realty Trust	121,990	2,148,244
Sabra Health Care REIT, Inc. (a)(b)	77,254	2,560,970
Ventas, Inc. (a)	82,500	6,024,150
		32,637,779
INDUSTRIAL — 3.5%
DCT Industrial Trust, Inc.	23,862	827,057
EastGroup Properties, Inc. (a)	5,179	311,465
Prologis, Inc. (a)	49,088	2,138,273
Rexford Industrial Realty, Inc.	10,000	158,100
STAG Industrial, Inc. (a)	151,209	3,556,436
		6,991,331
LODGING/RESORTS — 7.0%
Ashford Hospitality Prime, Inc.	11,000	184,470
Ashford Hospitality Trust, Inc. (a)	105,000	1,010,100
Chatham Lodging Trust	46,000	1,352,860
Chesapeake Lodging Trust (a)	71,700	2,425,611
DiamondRock Hospitality Co. (a)	55,603	785,670
Hersha Hospitality Trust (a)	390,583	2,527,072
Host Hotels & Resorts, Inc. (a)	24,000	484,320
LaSalle Hotel Properties (a)	10,000	388,600
Pebblebrook Hotel Trust (a)	43,100	2,007,167
RLJ Lodging Trust (a)	44,400	1,390,164
Summit Hotel Properties, Inc. (a)	98,203	1,381,716
Supertel Hospitality, Inc. (c)	21,160	35,549
		13,973,299
MANUFACTURED HOMES — 3.1%
Sun Communities, Inc. (a)	67,856	4,527,352
UMH Properties, Inc.	157,809	1,589,137
		6,116,489
MIXED OFFICE/INDUSTRIAL — 3.1%
Chambers Street Properties	145,172	1,143,955
Duke Realty Corp. (a)	46,100	1,003,597
First Potomac Realty Trust (a)	98,364	1,169,548
Gladstone Commercial Corp.	22,742	423,229
Liberty Property Trust (a)	64,737	2,311,111
		6,051,440
MORTGAGE — 1.1%
Annaly Capital Management, Inc. (a)	85,000	884,000
ARMOUR Residential REIT, Inc.	270,000	855,900
RAIT Financial Trust	77,166	529,359
		2,269,259
OFFICE — 12.1%
Alexandria Real Estate Equities, Inc. (a)	34,100	3,343,164
BioMed Realty Trust, Inc. (a)	65,000	1,472,900
Boston Properties, Inc. (a)	24,100	3,385,568
Brandywine Realty Trust (a)	165,300	2,641,494
City Office REIT, Inc.	99,900	1,271,727
Corporate Office Properties Trust (a)	68,500	2,012,530
Douglas Emmett, Inc. (a)	39,322	1,172,189
Highwoods Properties, Inc. (a)(b)	50,000	2,289,000
Kilroy Realty Corp. (a)	28,600	2,178,462
Mack-Cali Realty Corp. (a)	58,030	1,118,818
Piedmont Office Realty Trust, Inc.	5,698	106,040
SL Green Realty Corp. (a)	22,900	2,939,902
		23,931,794
REGIONAL MALLS — 7.6%
CBL & Associates Properties, Inc. (a)	84,000	1,663,200
General Growth Properties, Inc.	20,000	591,000
Pennsylvania Real Estate Investment Trust (a)	127,628	2,964,799
Simon Property Group, Inc. (a)(b)	29,227	5,717,970
The Macerich Co. (a)(b)	28,470	2,400,875
WP GLIMCHER, Inc. (a)	99,148	1,648,831
		14,986,675
SHOPPING CENTERS — 6.1%
Cedar Realty Trust, Inc. (a)	103,627	776,166
DDR Corp. (a)	62,000	1,154,440
Excel Trust, Inc. (a)	113,568	1,592,224
Inland Real Estate Corp. (a)	156,300	1,670,847

See notes to portfolio of investments.

Company	Shares	Value
COMMON STOCKS — CONTINUED
REAL ESTATE INVESTMENT TRUSTS — CONTINUED
Kimco Realty Corp. (a)	110,000	$2,953,500
Kite Realty Group Trust (a)	40,125	1,130,321
Weingarten Realty Investors (a)	76,500	2,752,470
		12,029,968
STORAGE — 1.4%
CubeSmart (a)	15,000	362,250
Public Storage (a)	11,400	2,247,396
Sovran Self Storage, Inc.	2,500	234,850
		2,844,496
Total Real Estate Investment Trusts (Cost $133,965,624)		184,531,297

OTHER — 2.9%
Beazer Homes USA, Inc. (c)	7,000	124,040
Carador PLC	5,496,600	4,809,525
Farmland Partners, Inc.	45,000	528,300
Peak Resorts, Inc.	50,000	308,000
Total Other (Cost $8,602,586)		5,769,865
Total Common Stocks (Cost $142,568,210)		190,301,162

PREFERRED STOCKS — 40.7%
REAL ESTATE INVESTMENT TRUSTS — 40.7%
APARTMENTS — 0.6%
Apartment Investment & Management Co., Series Z (a)	15,000	384,600
Campus Crest Communities, Inc., Series A	30,000	759,900
		1,144,500
DIVERSIFIED — 4.6%
Coresite Realty Corp., Series A	30,000	784,500
Digital Realty Trust, Inc., Series F (a)	25,000	647,000
Digital Realty Trust, Inc., Series G	30,000	727,800
DuPont Fabros Technology, Inc., Series B (a)	50,394	1,297,646
EPR Properties, Series E (a)(d)	16,400	557,436
EPR Properties, Series F (a)	40,000	1,040,000
Investors Real Estate Trust, Series B	70,000	1,834,000
NorthStar Realty Finance Corp., Series B	500	12,730
NorthStar Realty Finance Corp., Series D	13,000	338,520
NorthStar Realty Finance Corp., Series E	30,000	792,000
Winthrop Realty Trust	40,000	1,028,000
		9,059,632
HEALTH CARE — 0.8%
Sabra Health Care REIT, Inc., Series A	60,600	1,611,960

INDUSTRIAL — 0.7%
STAG Industrial, Inc., Series B	35,000	895,300
Terreno Realty Corp., Series A	20,000	526,300
		1,421,600
LODGING/RESORTS — 13.3%
Ashford Hospitality Trust, Series A	95,482	2,480,145
Ashford Hospitality Trust, Series D	205,756	5,292,044
Ashford Hospitality Trust, Series E	45,000	1,197,000
Chesapeake Lodging Trust, Series A	65,000	1,712,750
FelCor Lodging Trust, Inc., Series A (d)	73,500	1,922,025
FelCor Lodging Trust, Inc., Series C	124,813	3,188,972
Hersha Hospitality Trust, Series B (a)	80,498	2,096,973
Hersha Hospitality Trust, Series C (a)	46,000	1,183,810
Pebblebrook Hotel Trust, Series A (a)	14,500	376,855
Pebblebrook Hotel Trust, Series B (a)	23,500	618,990
Pebblebrook Hotel Trust, Series C (a)	78,684	1,986,771
Summit Hotel Properties, Inc., Series A (a)	10,000	275,000
Summit Hotel Properties, Inc., Series B (a)	8,000	213,600
Summit Hotel Properties, Inc., Series C (a)	37,582	970,743
Sunstone Hotel Investors, Inc., Series D (a)	108,739	2,838,088
		26,353,766
MANUFACTURED HOMES — 1.0%
Sun Communities, Inc., Series A (a)	40,000	1,034,400
UMH Properties, Inc., Series A	37,500	972,750
		2,007,150
MIXED OFFICE/INDUSTRIAL — 1.0%
First Potomac Realty Trust, Series A	80,000	2,052,400

MORTGAGE — 3.4%
Arbor Realty Trust, Inc., Series B	27,453	670,402
ARMOUR Residential REIT, Inc., Series B	30,000	718,800
iStar Financial, Inc., Series G	19,741	480,299
MFA Financial, Inc., Series B	37,171	926,636
New York Mortgage Trust, Inc., Series B	37,000	928,700
RAIT Financial Trust, Series A	106,497	2,473,925
RAIT Financial Trust, Series B	21,427	526,676
		6,725,438
OFFICE — 3.4%
Brandywine Realty Trust, Series E (a)	23,000	608,925
Corporate Office Properties Trust, Series L	110,000	2,887,500
Hudson Pacific Properties, Inc., Series B (a)	20,000	523,000
Kilroy Realty Corp., Series G (a)	65,000	1,683,500
SL Green Realty Corp., Series I (a)	40,000	1,050,000
		6,752,925
REGIONAL MALLS — 3.6%
CBL & Associates Properties, Inc., Series D (a)	60,761	1,534,823
CBL & Associates Properties, Inc., Series E	15,000	381,150
Pennsylvania Real Estate Investment Trust, Series A	20,000	530,000
Pennsylvania Real Estate Investment Trust, Series B	40,000	1,042,800
WP GLIMCHER, Inc., Series G	63,029	1,579,191
WP GLIMCHER, Inc., Series H	45,000	1,194,750
WP GLIMCHER, Inc., Series I	30,000	806,100
		7,068,814

See notes to portfolio of investments.

Company	Shares	Value
PREFERRED STOCKS — CONTINUED
REAL ESTATE INVESTMENT TRUSTS — CONTINUED
SHOPPING CENTERS — 8.3%
Cedar Realty Trust, Inc., Series B	131,829	$3,378,777
DDR Corp., Series J (a)	45,586	1,164,266
DDR Corp., Series K (a)	86,000	2,197,300
Excel Trust, Inc., Series B	65,000	1,727,700
Inland Real Estate Corp., Series A	100,000	2,615,000
Kite Realty Group Trust, Series A (a)	77,000	2,002,385
Retail Properties of America, Inc., Series A	70,000	1,836,100
Saul Centers, Inc., Series C	38,737	1,029,630
Urstadt Biddle Properties, Inc., Series F (a)	20,000	530,200
		16,481,358
Total Real Estate Investment Trusts (Cost $73,084,389)		80,679,543
Total Preferred Stocks (Cost $73,084,389)		80,679,543

INVESTMENT COMPANIES — 1.1%
BlackRock Credit Allocation Income Trust	19,451	261,810
Cohen & Steers Quality Income Realty Fund, Inc. (a)	100,297	1,245,689
Eaton Vance Enhanced Equity Income Fund II	35,188	500,022
Nuveen Real Estate Income Fund (a)	12,861	153,303
Total Investment Companies (Cost $2,063,242)		2,160,824

SHORT-TERM INVESTMENTS — 0.3%
MONEY MARKET FUNDS — 0.3%
Dreyfus Cash Management Fund, Institutional Shares, 0.03% (e) (Cost $541,589)	541,589	541,589
Total Investments — 138.1% (Cost $218,257,430)		273,683,118
Other assets less liabilities — 0.6%		1,230,776
Revolving credit facility — (30.3)%		(60,000,000)
Preferred Shares, at liquidation preference — (8.4)%		(16,675,000)
Net Assets applicable to common shareholders — 100.0%		$198,238,894

Notes to Portfolio of Investments

(a)

As of March 31, 2015, the Fund has pledged portfolio securities with a market value of $126,230,796 as collateral in connection with its revolving credit facility with BNP Paribas Brokerage, Inc. (“BNPP”). Those pledged securities comprised all or a portion of the shares noted by this footnote (a).

(b)

As of March 31, 2015, pledged portfolio securities of the Fund with a market value of $26,265,689 (see Note (a)) have been rehypothecated by BNPP as permitted by the Fund’s revolving credit facility. Those rehypothecated securities comprised all or a portion of the securities noted by this footnote (b).

(c)	Non-dividend paying security.

(d)	Convertible into common stock.

(e)	Rate reflects 7 day yield as of March 31, 2015.

RMR Real Estate Income Fund

Notes to Portfolio of Investments

March 31, 2015 (unaudited)

1. Portfolio Valuation

Investment securities of RMR Real Estate Income Fund, the Fund, are valued as of the close of trading at the latest sales price whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the average of the closing bid and ask prices on that day. Securities traded primarily on the NASDAQ Stock Market, or NASDAQ, are normally valued by the Fund at the NASDAQ Official Closing Price, or NOCP, provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., eastern time, unless that price is outside the range of the ‘‘inside’’ bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer to the most recently reported price as of 4:00:02 p.m., eastern time, that day. Some fixed income securities may be valued using values provided by a pricing service.

To the extent the Fund holds foreign securities in its portfolio, those are valued at the latest sales price reflected on the consolidated tape of the exchange that reflects the principal market for such securities whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the average of the closing bid and ask prices on that day. Some foreign markets close before the close of customary trading sessions on the New York Stock Exchange, or NYSE (usually 4:00 p.m. eastern time). Often, events occur after the principal foreign exchange on which foreign securities trade has closed, but before the NYSE closes, that the Fund determines could affect the value of the foreign securities the Fund owns or cause their earlier trading prices to be unreliable as a basis for determining value. If these events are expected to materially affect the Fund’s net asset value, or NAV, the prices of such securities are adjusted to reflect their estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Fund’s board of trustees.

Any of the Fund’s securities which are not readily marketable, which are not traded or which have other characteristics of illiquidity are valued by the Fund at fair value as determined in good faith under procedures established by the Fund’s board of trustees.

Numerous factors may be considered when determining fair value of a security, including cost at date of purchase, type of security, the nature and duration of restrictions on disposition of the security and whether the issuer of the security being fair valued has other securities of the same type outstanding. See Note 2 for a further description of fair value measurements.

Short term debt securities with less than 60 days until maturity may be valued at amortized cost plus interest accrued or, if lower, the carrying value, which approximates fair value.

2. Fair Value Measurements

The Fund reports the value of its securities at their fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. When valuing portfolio securities, the Fund uses observable market data when possible and otherwise uses other significant observable or unobservable inputs for fair value measurements. Inputs refer broadly to the assumptions the Fund believes that market participants would use in valuing the asset or liability, including assumptions about risk; for example, the risk inherent in using a particular valuation technique to measure fair value and the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in valuing the asset or liability developed based on market data obtained from independent sources. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. The three tier hierarchy of inputs used to value securities reported in these financial statements is summarized below:

•                  Level 1 — quoted prices in active markets for identical investments.

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.).

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Fund uses broker quotes, issuer company financial information and other market indicators to value the securities whose prices are not readily available. The types of inputs used to value a security may change as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

RMR Real Estate Income Fund

Notes to Portfolio of Investments - continued

March 31, 2015 (unaudited)

When the S&P 500 Index (an unmanaged index published as Standard & Poor’s Composite Index of 500 common stocks) fluctuates more than 0.75% from the previous day close, the Fund believes that the closing price of foreign securities on the principal foreign exchange on which they trade may no longer represent the fair value of those securities at the time the U.S. market closes, in which case, the Fund fair values those foreign securities. In such circumstances, the Fund reports holdings in foreign securities at their fair values as determined by an independent security pricing service. The service uses a multi-factor model that includes such information as the security’s local closing price, relevant general and sector indices, currency fluctuations, depository receipts and futures, as applicable. The model generates an adjustment factor for each security that is applied to the local closing price to adjust it for post closing events, resulting in the security’s reported fair value. The adjustment factor is applied to a security only if the minimum confidence interval is 75% or more. The types of inputs may change as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

All of the Fund’s investments were valued using Level 1 inputs on March 31, 2015.  The Fund recognizes interperiod transfers between the input levels as of the end of the period. As of March 31, 2015, a security previously fair valued using Level 2 inputs was instead valued using Level 1 inputs as a quoted market price was available as of March 31, 2015; the security had a total value of approximately $4,809,525. As of March 31, 2015, there were no transfers between Level 1 and Level 3 and no investments in securities characterized as Level 3 on March 31, 2015 or December 31, 2014.

3. Tax Information

Although subject to adjustments, the cost, gross unrealized appreciation and unrealized depreciation of the Fund’s investments for federal income tax purposes as of March 31, 2015, are as follows:

Cost	$219,416,454
Gross unrealized appreciation	$61,808,293
Gross unrealized depreciation	(7,541,629)
Net unrealized appreciation	$54,266,664

The $1,159,024 difference between the financial reporting cost basis and tax cost basis and unrealized appreciation/depreciation of the Fund’s investments is due to wash sales of portfolio investments.

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR REAL ESTATE INCOME FUND

By:	/s/ Fernando Diaz
Fernando Diaz
President

Date:	May 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Fernando Diaz
Fernando Diaz
President

Date:	May 7, 2015

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	May 7, 2015